Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S‑X Rule 5‑04 and Rule 12‑04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2020 and 2021, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2020	2021
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	846	1,845	290
Amounts due from subsidiaries	371,814	354,241	55,588
Prepaid expenses and other current assets	6,272	28,427	4,461
Total current assets	378,932	384,513	60,339
Non-current assets
Investments in subsidiaries, the VIEs and the VIEs’ subsidiaries	7,004,849	9,563,708	1,500,754
Long-term investments	68,151	—	—
Other assets	—	215	34
Total non-current assets	7,073,000	9,563,923	1,500,788
Total assets	7,451,932	9,948,436	1,561,127
LIABILITIES
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs’ subsidiaries	18,264	17,887	2,807
Accrued interest payable	9,233	8,735	1,371
Accrued expenses and other current liabilities	13,470	11,509	1,806
Total current liabilities	40,967	38,131	5,984
Non-current liabilities
Convertible notes	1,920,227	1,882,689	295,435
Total non-current liabilities	1,920,227	1,882,689	295,435
Total liabilities	1,961,194	1,920,820	301,419
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 268,935,832 shares issued, 267,356,928 shares outstanding as of December 31, 2020; 1,889,352,801 shares authorized, 286,430,946 shares issued, 273,270,100 shares outstanding as of December 31, 2021)	176	180	28
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 96,727,057 shares issued and outstanding as of December 31, 2020; 110,647,199 shares authorized, 94,465,693 shares issued and outstanding as of December 31, 2021)	58	57	9
Additional paid-in capital	2,724,006	2,918,993	458,054
Accumulated other comprehensive income	3,308	11,273	1,769
Retained earnings	2,763,190	5,097,113	799,848
Total shareholders’ equity	5,490,738	8,027,616	1,259,708
Total liabilities and shareholders’ equity	7,451,932	9,948,436	1,561,127

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(18,514)	(15,707)	(19,109)	(2,999)
Total operating expenses	(18,514)	(15,707)	(19,109)	(2,999)
Interest expense, net	(14,085)	(47,783)	(44,865)	(7,040)
Income from subsidiaries, the VIEs and the VIEs’ subsidiaries	2,260,115	626,877	2,395,789	375,952
Other long-term investments related impairment	—	—	—	—
Investment income/(loss)	57,391	27,624	(1,980)	(311)
Others, net	9,645	3,969	11,239	1,764
Income before income tax expense	2,294,552	594,980	2,341,074	367,366
Income tax expense	—	—	(7,151)	(1,122)
Net income attributable to ordinary shareholders	2,294,552	594,980	2,333,923	366,244
Other comprehensive income：
Foreign currency translation adjustments, net of tax	7,020	10,596	7,965	1,250
Total comprehensive income attributable to ordinary shareholders	2,301,572	605,576	2,341,888	367,494

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				Note 2(e)
Net cash (used in)/provided by operating activities	(6,596)	(53,626)	14,196	2,228
Cash flows from investing activities:
Cash paid on long–term investments	—	—	(18,868)	(2,961)
Proceeds from disposal of long-term investments	9,000	27,754	65,537	10,284
Cash paid on loans to third parties	—	—	(22,317)	(3,502)
Net cash used in funds to Group companies	(2,290,814)	(107,446)	(15,263)	(2,395)
Net cash (used in)/provided by investing activities	(2,281,814)	(79,692)	9,089	1,426
Cash flows from financing activities:
Proceeds from receivables from Pre–IPO Series C–1 preferred shareholders	348,264	—	—	—
Proceeds from issuance of convertible notes, net of debt discount	2,096,408	—	—	—
Payment of debt issuance costs	(24,048)	—	—	—
Payment of initial public offering expenses	—	—	—	—
Exercise of share–based awards	10,968	7,970	7,124	1,118
Net cash provided by financing activities	2,431,592	7,970	7,124	1,118
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4,140)	(13,607)	(29,410)	(4,615)
Net increase/(decrease) in cash, cash equivalents and restricted cash	139,042	(138,955)	999	157
Cash, cash equivalents and restricted cash at beginning of the year	875	139,917	846	133
Effect on the cash and cash equivalents at beginning of the year due to the adoption of ASC 326 (Note 2(g))	—	(116)	—	—
Cash, cash equivalents and restricted cash at end of the year	139,917	846	1,845	290

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, the VIEs and the VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity

Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, the VIEs and the VIEs’ subsidiaries” and shares in the subsidiaries, the VIEs and the VIEs’ subsidiaries’ income are presented as “Equity in income of subsidiaries, the VIEs and the VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

Amounts included in the above disclosure and previously reported for 2019 and 2020 have been revised to correct two errors each of which, in the opinion of management, are immaterial.

The Group revised the balance sheets of the parent company as of December 31, 2020 by a decrease of RMB2,059 million in amounts due from subsidiaries and other related parties, and an increase of RMB2,059 million in the investments in subsidiaries, the VIEs and the VIEs’ subsidiaries.

The Group revised the classification in the cash flow activities of the parent company for the years ended December 31, 2019 and 2020 by a decrease of RMB2,224 million and RMB90 million respectively in cash used in operating activities, and an increase of the same amount in cash used in investing activities. The impact of the errors was eliminated in consolidation. Accordingly, there is no impact on the previously reported consolidated financial position, results of operations or cash flows.